Consolidated Statements of Cash Flows 10K (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flow from operating activities:
Net loss	$ (17,640)	$ (11,136)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	3,025	3,430
Amortization	1,023	1,182
Provision for doubtful accounts receivable	226	401
Common stock and share-based compensation, options	765	1,161
Impairment of property	300	1,069
Change in fair value of derivative warrant and conversion liabilities	1,029	(5,420)
Loss on extinguishment	2,891	4,941
Financing expense	564	2,184
Deferred tax benefit	(1,248)	(1,935)
Other	20	775
Changes in operating assets and liabilities:
Accounts receivable	256	(462)
Inventories	(561)	201
Accounts payable and accrued expenses	3,383	215
Pre-petition liabilities	0	(1,615)
Other	765	187
Net cash used in operating activities	(5,202)	(4,822)
Cash flows from investing activities:
Purchases of property	(3,119)	(6,482)
Proceeds from sales of property	829	576
Payment for license	(1,200)	0
Receipts on notes receivable	0	700
Other	0	244
Net cash used in investing activities	(3,490)	(4,962)
Cash flows from financing activities:
Proceeds from issuance of warrants, net of costs	575	3,563
Proceeds from issuance of common stock and warrants, net of costs	7,617	0
Proceeds from obligation to issue shares	408	0
Payments of debt	(18,404)	(12,610)
Proceeds from issuance of debt	20,218	15,189
Proceeds from sale of membership interests in Nutra SA, net of costs	1,200	1,500
Proceeds from sale of membership interests in RBT PRO, net of costs	1,200	0
Net cash provided by financing activities	12,814	7,642
Effect of exchange rate changes on cash and cash equivalents	(71)	(147)
Net change in cash and cash equivalents	4,051	(2,289)
Cash and cash equivalents, beginning of period	1,040	3,329
Cash and cash equivalents, end of period	5,091	1,040
Supplemental disclosures:
Cash paid for interest	2,537	1,651
Cash paid for income taxes	$ 0	$ 0